Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial instruments and risk management [Abstract]
Disclosure of detailed information about financial instruments [text block]
The Company’s financial assets and liabilities are shown below:

	December 31,
	2018	2017	2016
Financial assets
Cash and cash equivalents	$17,901,845	16,112,268	14,681,204
Investment in securities at fair value through profit or loss	550,068	1,127,841	970,292
Other financial assets	66,177	64,629	65,509
Accounts receivable	2,444,013	2,599,208	2,524,942
Due from related parties	99	326	148,855
Long-term receivables	171,222	162,337	161,690
Derivative financial instruments	6,570	-	8,308

Financial liabilities
Financial debt	$(5,037,600)	(5,249,024)	(4,047,937)
Trade payables, sundry creditors and expenses payable	(4,593,344)	(4,163,443)	(4,095,089)
Due to related parties	(147,514)	(55,252)	(189,966)
Derivative financial instruments	-	(6,821)	-

Disclosure of credit risk exposure [text block]
The carrying amount of financial assets represents the maximum credit exposure, which as of the reporting date is as follows:

	December 31,
	2018	2017	2016
Cash and cash equivalents	$17,901,845	16,112,268	14,681,204
Investments in securities at fair value through profit or loss	550,068	1,127,841	970,292
Other financial assets	66,177	64,629	65,509
Accounts receivable net of guarantees received	1,986,102	2,143,390	2,264,941
Derivative financial instruments	6,570	-	8,308
	$20,510,762	19,448,128	17,990,254

Disclosure of maturity analysis for derivative financial liabilities [text block]
	December 31, 2018
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,593,344	-	-
Due to related parties	147,514	-	-
Variable-rate maturities
In U.S. dollars	2,757,459	-	-
In pesos	735,334	44,014	1,500,793
Interest	145,860	270,977	79,719
Total financial liabilities	$8,379,511	314,991	1,580,512

	December 31, 2017
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,163,443	-	-
Due to related parties	55,252	-	-
Derivative financial instruments	6,821	-
Variable-rate maturities
In U.S. dollars	2,752,400	-	-
In pesos	942,651	53,973	1,500,000
Interest	162,785	244,484	203,840
Total financial liabilities	$8,083,352	298,457	1,703,840

	December 31, 2016
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,095,089	-	-
Due to related parties	189,966	-	-
Variable-rate maturities
In U.S. dollars	1,444,800	-	-
In pesos	1,652,725	950,412	-
Interest	142,100	136,859	-
Total financial liabilities	$7,524,680	1,087,271	-

Disclosure of additional information about understanding financial position and liquidity of entity [text block]
Below is the foreign currency position that the Company has as of December 31, 2018, 2017 and 2016.

	December 31,
	2018		2017		2016
	Dollars	Mexican Pesos	Dollars	Mexican Pesos	Dollars	Mexican Pesos
Assets
Cash and cash equivalents	$384,119	7,555,616	325,493	6,399,186	126,395	2,608,800
Investment in securities at fair value through profit or loss	19,447	382,519	29,212	574,312	27,863	575,085
Accounts receivable	252	4,950	1,915	37,640	2,488	51,350
Total assets	403,818	7,943,085	356,619	7,011,138	156,746	3,235,235

Liabilities
Trade accounts payable	(194,701)	(3,829,765)	(154,858)	(3,044,515)	(103,854)	(2,143,547)
Financial debt	(140,186)	(2,757,459)	(140,000)	(2,752,400)	(70,000)	(1,444,800)
Total Liabilities	(334,887)	(6,587,224)	(294,858)	(5,796,915)	(173,854)	(3,588,347)
Net asset position	68,931	1,355,861	61,761	1,214,223	-	-
Net liability position	$-	-	-	-	(17,108)	(353,112)

Disclosure of effect of changes in foreign exchange rates [text block]
The following is a detail of exchange rates effective during the fiscal year:

				Spot exchange rate at
	Average exchange rate			December 31,
	2018	2017	2016	2018	2017	2016
Dollars	$19.23	18.91	18.68	19.67	19.66	20.64

Disclosure of financial liabilities [text block]
e)	Financial instruments at fair value

The amounts of accounts payable and accounts receivable approximate their fair value because of their nature and short-term maturities.

The table below summarizes the presents the fair value of the financial instruments that are recognized at amortized cost, together with the carrying amount included in the consolidated statement of financial position:

Liabilities recorded at amortized cost	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	2018		2017		2016
Financial debt	$5,037,600	5,037,688	5,249,024	5,255,932	4,047,937	4,062,999

Disclosure of fair value of financial instruments [text block]
The following table summarizes financial instruments carried at fair value:

	Level 1	Level 2	Level 3	Total
As of December 31, 2018
Investment in securities at fair value through profit or loss	$550,068	-	-	550,068
Derivative financial instruments	-	6,570	-	6,570
	$550,068	6,570	-	556,638

	Level 1	Level 2	Level 3	Total
As of December 31, 2017
Investment in securities at fair value through profit or loss	$969,309	158,532	-	1,127,841
Derivative financial instruments	-	(6,821)	-	(6,821)
	$969,309	151,711	-	1,121,020

	Level 1	Level 2	Level 3	Total
As of December 31, 2016
Investment in securities at fair value through profit or loss	$970,292	-	-	970,292
Derivative financial instruments	-	8,308	-	8,308
	$970,292	8,308	-	978,600

Disclosure of fair value measurement of liabilities [text block]
Information regarding the hierarchy of fair value measurements related to financial liabilities that are not carried at fair value, but for which disclosures are required, is summarized below:

	Level 1	Level 2	Level 3	Total
As of December 31, 2018
Financial debt - bank institutions	$-	(3,536,895)	-	(3,536,895)
Financial debt – debt securities	(1,500,793)	-	-	(1,500,793)
	$(1,500,793)	(3,536,895)	-	(5,037,688)

	Level 1	Level 2	Level 3	Total
As of December 31, 2017
Financial debt - bank institutions	$-	(3,749,024)	-	(3,749,024)
Financial debt – debt securities	(1,506,908)	-	-	(1,506,908)
	$(1,506,908)	(3,749,024)	-	(5,255,932)

	Level 1	Level 2	Level 3	Total
As of December 31, 2016
Financial debt - bank institutions	$-	(2,550,469)	-	(2,550,469)
Financial debt – debt securities	(1,512,530)	-	-	(1,512,530)
	$(1,512,530)	(2,550,469)	-	(4,062,999)

Sensitivity analysis for types of market risk [text block]
The following table shows the Company’s sensitivity to an increase and decrease of 15% for 2018, 2017 and 2016 in the “bushell” price of corn and short ton price of soybeans.

	Effect of Increase			Effect of Decrease
	2018	2017	2016	2018	2017	2016
Loss (profit) for the year	$(2,665)	(16,094)	(9,085)	$105	21,229	8,785

The following table shows the Company’s sensitivity to an increase and decrease of 50 basis points for 2018, 2017 and 2016, in the variable rates to which the Company is exposed.

	Effect of Increase			Effect of Decrease
	2018	2017	2016	2018	2017	2016
Loss (profit) for the year	$30,192	43,485	15,385	$(30,192)	(43,485)	(15,385)

The following table shows the Company’s sensitivity of an increase and decrease of 10% for 2018, 2017 and 2016, in exchange rate, which would have an effect in the result from foreign currency position.

	Effect of Increase			Effect of Decrease
	2017	2017	2016	2018	2017	2016
Loss (profit) for the year	$(135,586)	(121,422)	35,311	$135,586	121,422	(35,311)